THE HENNESSY
                               MUTUAL FUNDS, INC.

                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2002

                          (HENNESSY MUTUAL FUNDS LOGO)

                                    Hennessy
                                  Mutual Funds

                        THE HENNESSY MUTUAL FUNDS, INC.
                              The Courtyard Square
                          750 Grant Avenue, Suite 100
                            Novato, California 94945
                                1 (415) 899-1555
                                1 (800) 966-4354
                      Email: fundsinfo@hennessy-funds.com
                     Webpage: http://www.hennessy-funds.com
                          Hennessy Cornerstone Growth
                               Fund Symbol: HFCGX
                           Hennessy Cornerstone Value
                               Fund Symbol: HFCVX

                        THE HENNESSY MUTUAL FUNDS, INC.

                                                                        May 2002
Dear Shareholder:

During the past six months the financial markets continued to operate with an air of uncertainty. The major indices continued their high volatility and poor returns. Many investors are having a difficult time investing in the market with any confidence. In times of uncertainty, it is important to remember the first lesson of investing; Investing is for the long term. To be successful, every investor should focus on long-term goals and ignore the short-term market fluctuations.

For the one-year period ending March 31, 2002, the Hennessy Cornerstone Value Fund was up 6.23%, and the Hennessy Cornerstone Growth Fund was up 20.74% compared to a return for the S&P 500 Index of 0.24%. This performance is attributed to sticking to our specific disciplined investment approaches. The Cornerstone strategies screen out thousands of equities on their way to selecting stocks like NVR, Inc. and Ryland Group, Inc. in our Cornerstone Growth Fund and ENI SPA - Sponsored ADR and The Allstate Corporation in our Cornerstone Value Fund.

The enclosed semi-annual report of the Hennessy Cornerstone Value and Hennessy Cornerstone Growth Funds provide the Funds' longer-term investment results as compared to the S&P 500 Index market benchmark.

At Hennessy, we are committed to sticking to our stock selection formulas in every type of market. I believe that our disciplined value-oriented investment strategies will help us produce consistent results over time. Thank you for continuing to choose Hennessy Funds as your investment partner.

Sincerely,

/s/Neil Hennessy

Neil Hennessy
President & Portfolio Manager

Past performance is not an indication of future returns. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance returns assume all dividends and capital gains were reinvested in the Funds. References to specific securities should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments within the semi-annual report for additional portfolio information, including percentages of holdings.

The S&P 500 Index is an unmanaged capitalization-weighted index generally representative of the market for the stocks of large U.S. companies across the broad domestic economy.

The Funds may hold securities of foreign companies, which may involve volatility, as well as political, economic and currency risks.

Quasar Distributors, LLC, Distributor.

For use only when accompanied or preceded by a current prospectus.

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2002 (UNAUDITED)

                                                   HENNESSY          HENNESSY
                                                 CORNERSTONE       CORNERSTONE
                                                 GROWTH FUND        VALUE FUND
                                                 -----------       -----------
ASSETS:
Investments, at value (cost $201,044,509 and
  $20,506,925 respectively)(1)<F1>               $221,192,188      $20,959,170
Cash                                                  479,308               --
Income receivable                                      29,098           85,990
Receivable for fund shares sold                       953,164               --
Other assets                                           37,775           26,284
                                                 ------------      -----------
     Total Assets                                 222,691,533       21,071,444
                                                 ------------      -----------
LIABILITIES:
Payable to Adviser                                    131,454           13,206
Payable for fund shares redeemed                      706,767           11,661
Accrued expenses and other payables                   136,936           46,368
                                                 ------------      -----------
     Total Liabilities                                975,157           71,235
                                                 ------------      -----------
NET ASSETS                                       $221,716,376      $21,000,209
                                                 ------------      -----------
                                                 ------------      -----------
NET ASSETS CONSIST OF:
Capital stock                                    $186,841,913      $23,238,275
Accumulated undistributed
  net investment income (loss)                       (523,913)         136,796
Accumulated undistributed net
  realized gain (loss) on investments              15,250,698       (2,827,107)
Unrealized net appreciation on investments         20,147,678          452,245
                                                 ------------      -----------
     Total Net Assets                            $221,716,376      $21,000,209
                                                 ------------      -----------
                                                 ------------      -----------

Shares authorized ($.0001 par value)           25,000,000,000   25,000,000,000
Shares issued and outstanding                      14,158,811        1,790,327
Net asset value, offering price
  and redemption price per share                 $      15.66      $     11.73
                                                 ------------      -----------
                                                 ------------      -----------

(1)<F1> Market value of securities on loan $22,708,101 and $1,053,246, respectively.

                     See notes to the financial statements.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)

                                                   HENNESSY       HENNESSY
                                                 CORNERSTONE    CORNERSTONE
                                                 GROWTH FUND     VALUE FUND
                                                 -----------    -----------
INVESTMENT INCOME:
Dividend income                                   $   263,493    $  344,713*<F2>
Interest income                                        62,029         4,663
Securities Lending Income                              24,060         2,864
                                                  -----------    ----------
        Total investment income                       349,582       352,240
                                                  -----------    ----------
EXPENSES:
Investment advisory fees                              633,528        75,727
Administration fees                                    68,401        14,584
Fund accounting fees                                    9,306        12,016
Custody fees                                           17,282           318
Federal and state registration fees                       668         5,912
Professional Fees                                       7,926        11,358
Reports to shareholders                                 2,904         1,204
Directors' fees and expenses                            2,264         2,698
Transfer agent fees and expenses                      123,415        10,961
Interest expense                                           --           127
Other                                                   7,789         1,009
                                                  -----------    ----------
        Total expenses                                873,483       135,914
                                                  -----------    ----------
NET INVESTMENT INCOME (LOSS)                         (523,901)      216,326
                                                  -----------    ----------
REALIZED AND UNREALIZED GAINS:
   Net realized gains on investments               17,123,448       663,355
   Change in unrealized
     appreciation on investments                   15,986,151     1,086,830
                                                  -----------    ----------
        Net gain on investments                    33,109,599     1,750,185
                                                  -----------    ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                       $32,585,698    $1,966,511
                                                  -----------    ----------
                                                  -----------    ----------

*<F2>  Net of Foreign Taxes Withheld of $9,395.

                     See notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                      HENNESSY CORNERSTONE GROWTH FUND         HENNESSY CORNERSTONE VALUE FUND
                                                    -------------------------------------   -------------------------------------
                                                    SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                                                     MARCH 31, 2002    SEPTEMBER 30, 2001    MARCH 31, 2002    SEPTEMBER 30, 2001
                                                    ----------------   ------------------   ----------------   ------------------
                                                      (UNAUDITED)                             (UNAUDITED)
OPERATIONS:
   Net investment income (loss)                      $   (523,901)       $   (939,625)        $   216,326         $   443,739
   Net realized gain from
     security transactions                             17,123,448          10,564,430             663,355             713,146
   Change in unrealized appreciation or
     depreciation on investments                       15,986,151         (30,521,417)          1,086,830            (240,080)
                                                     ------------        ------------         -----------         -----------
   Net increase (decrease) in net assets
     resulting from operations                         32,585,698         (20,896,612)          1,966,511             916,805
                                                     ------------        ------------         -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                 (12)                 --            (466,269)           (240,507)
   From net realized gains from
     security transactions                            (11,188,807)        (32,714,732)                 --                  --
                                                     ------------        ------------         -----------         -----------
   Total distributions                                (11,188,819)        (32,714,732)           (466,269)           (240,507)
                                                     ------------        ------------         -----------         -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                           59,109,231          43,726,233           2,297,830          12,308,461
   Shares issued to holders in
     reinvestment of dividends                         10,850,723          31,234,822             447,531             227,635
   Cost of shares redeemed                            (25,154,855)        (48,362,371)         (3,669,675)        (10,269,531)
                                                     ------------        ------------         -----------         -----------
   Net increase (decrease) in net assets
     derived from capital share transactions           44,805,099          26,598,684            (924,314)          2,266,565
                                                     ------------        ------------         -----------         -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                        66,201,978         (27,012,660)            575,928           2,942,863

NET ASSETS:
   Beginning of period                                155,514,398         182,527,058          20,424,281          17,481,418
                                                     ------------        ------------         -----------         -----------
   End of period                                     $221,716,376        $155,514,398         $21,000,209         $20,424,281
                                                     ------------        ------------         -----------         -----------
                                                     ------------        ------------         -----------         -----------
   UNDISTRIBUTED NET INVESTMENT
     INCOME (LOSS), END OF PERIOD                        (523,913)                 --             136,796             386,739
                                                     ------------        ------------         -----------         -----------
CHANGES IN SHARES OUTSTANDING:
   Shares sold                                          3,976,543           2,952,118             203,586           1,044,816
   Shares issued to holders as
     reinvestment of dividends                            820,160           2,146,723              40,173              20,619
   Shares redeemed                                     (1,764,279)         (3,343,346)           (325,057)           (892,339)
                                                     ------------        ------------         -----------         -----------
   Net increase (decrease) in shares outstanding        3,032,424           1,755,495             (81,298)            173,096
                                                     ------------        ------------         -----------         -----------
                                                     ------------        ------------         -----------         -----------

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                                                   HENNESSY CORNERSTONE GROWTH FUND
                                        --------------------------------------------------------------------------------------
     NOVEMBER 1,
                                        SIX MONTHS                                                                1996(1)<F3>
                                          ENDED                                                                     THROUGH
                                        MARCH 31,                     YEAR ENDED SEPTEMBER 30,                   SEPTEMBER 30,
                                           2002           2001           2000           1999           1998           1997
                                        ----------     ----------     ----------     ----------     ----------     ----------
                                       (UNAUDITED)
PER SHARE DATA:
   Net asset value,
     beginning of period                  $13.98         $19.48         $12.36         $ 9.57         $15.30         $10.00
                                          ------         ------         ------         ------         ------         ------
   Income from investment operations:
       Net investment loss(2)<F4>          (0.02)         (0.09)         (0.16)         (0.09)         (0.07)         (0.02)
       Net realized and unrealized
         gain (loss) on investments         2.73          (1.91)          7.28           2.88          (3.88)          5.32
                                          ------         ------         ------         ------         ------         ------
            Total from
              investment operations         2.71          (2.00)          7.12           2.79          (3.95)          5.30
                                          ------         ------         ------         ------         ------         ------
   Less Distributions:
       From net investment income             --             --             --             --             --             --
       From net realized gains             (1.03)         (3.50)            --             --          (1.78)            --
                                          ------         ------         ------         ------         ------         ------
            Total distributions            (1.03)         (3.50)            --             --          (1.78)            --
                                          ------         ------         ------         ------         ------         ------
   Net asset value, end of period         $15.66         $13.98         $19.48         $12.36         $ 9.57         $15.30
                                          ------         ------         ------         ------         ------         ------
                                          ------         ------         ------         ------         ------         ------

TOTAL RETURN                              20.74%(3)    (10.95)%         57.61%         29.15%       (27.63)%         53.05%(3)
                                                <F5>                                                                       <F5>

SUPPLEMENTAL DATA
  AND RATIOS:
   Net assets,
     end of period (millions)             $221.7         $155.5         $182.5         $120.8          $80.4          $91.3
   Ratio of net expenses
     to average net assets:
       Before expense reimbursement        1.02%(4)       1.11%          1.18%          1.15%          1.16%          1.63%(4)
                                                <F6>                                                                       <F6>
       After expense reimbursement         1.02%(4)       1.11%          1.18%          1.15%          1.16%          1.56%(4)
                                                <F6>                                                                       <F6>
   Ratio of net investment loss
     to average net assets:
       Before expense reimbursement      (0.61)%(4)     (0.60)%        (0.90)%        (0.84)%        (0.86)%        (1.19)%(4)
                                                <F6>                                                                       <F6>
       After expense reimbursement       (0.61)%(4)     (0.60)%        (0.90)%        (0.84)%        (0.86)%        (1.12)%(4)
                                                <F6>                                                                       <F6>
   Portfolio turnover rate                90.98%        103.33%         95.28%        125.19%        119.98%         15.52%

(1)<F3>   Commencement of operations.
(2)<F4> Net investment loss per share is calculated using ending balances prior to consideration for adjustments for permanent book and tax differences.
(3)<F5>   Not annualized.
(4)<F6>   Annualized.

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                                                   HENNESSY CORNERSTONE VALUE FUND
                                        --------------------------------------------------------------------------------------
                                                                                                                  NOVEMBER 1,
                                        SIX MONTHS                                                                1996(1)<F7>
                                          ENDED                                                                     THROUGH
                                        MARCH 31,                     YEAR ENDED SEPTEMBER 30,                   SEPTEMBER 30,
                                           2002           2001           2000           1999           1998           1997
                                        ----------     ----------     ----------     ----------     ----------     ----------
                                       (UNAUDITED)
PER SHARE DATA:
   Net asset value,
     beginning of period                  $10.91         $10.29         $11.90         $10.84         $11.50         $10.00
                                          ------         ------         ------         ------         ------         ------
   Income from investment operations:
       Net investment income                0.13           0.24           0.32           0.33           0.21           0.15
       Net realized and unrealized
         gains (losses) on investments      0.95           0.52          (0.18)          1.49          (0.70)          1.37
                                          ------         ------         ------         ------         ------         ------
            Total from
              investment operations         1.08           0.76           0.14           1.82          (0.49)          1.52
                                          ------         ------         ------         ------         ------         ------
   Less Distributions:
       From net investment income          (0.26)         (0.14)         (0.47)         (0.26)         (0.17)         (0.02)
       From net realized gains                --             --          (1.28)         (0.50)            --             --
                                          ------         ------         ------         ------         ------         ------
            Total distributions            (0.26)         (0.14)         (1.75)         (0.76)         (0.17)         (0.02)
                                          ------         ------         ------         ------         ------         ------
   Net asset value, end of period         $11.73         $10.91         $10.29         $11.90         $10.84         $11.50
                                          ------         ------         ------         ------         ------         ------
                                          ------         ------         ------         ------         ------         ------

TOTAL RETURN                              10.03%(2)       7.38%          1.30%         17.12%        (4.32)%         15.21%(2)
                                                <F8>                                                                      <F8>

SUPPLEMENTAL DATA
  AND RATIOS:
   Net assets,
     end of period (millions)              $21.0          $20.4          $17.5          $26.3          $21.9          $13.5
   Ratio of net expenses
     to average net assets:
       Before expense reimbursement        1.33%(3)       1.74%          1.85%          1.38%          1.45%          2.66%(3)
                                                <F9>                                                                       <F9>
       After expense reimbursement         1.33%(3)       1.74%          1.85%          1.38%          1.45%          1.85%(3)
                                                <F9>                                                                       <F9>
   Ratio of net investment income
     to average net assets:
       Before expense reimbursement        2.11%(3)       2.12%          2.36%          2.58%          2.12%          1.93%(3)
                                                <F9>                                                                       <F9>
       After expense reimbursement         2.11%(3)       2.12%          2.36%          2.58%          2.12%          2.73%(3)
                                                <F9>                                                                       <F9>
   Portfolio turnover rate                71.63%         78.01%         86.13%        122.79%         51.56%          2.01%

(1)<F7>   Commencement of operations.
(2)<F8>   Not annualized.
(3)<F9>   Annualized.

                     See notes to the financial statements.

HENNESSY CORNERSTONE GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2002 (UNAUDITED)

  NUMBER
 OF SHARES                                                            VALUE
 ---------                                                            -----
               COMMON STOCKS -- 97.62%

               AUTOMOTIVE -- 1.85%
    247,100    The Pep Boys-Manny, Moe & Jack                     $  4,111,744
                                                                  ------------

               BUILDING MATERIALS -- 1.45%
    263,000    Apogee Enterprises, Inc.                              3,208,600
                                                                  ------------

               CHEMICALS -- 4.16%
    259,500    Airgas, Inc.*<F10>                                    5,215,950
    257,500    RPM, Inc.                                             4,004,125
                                                                  ------------
                                                                     9,220,075
                                                                  ------------

               COMPUTERS -- 7.03%
     68,100    CDW Computer Centers, Inc.*<F10>                      3,428,154
    278,400    Intergraph Corporation*<F10>                          4,902,624
    172,100    Storage Technology Corporation*<F10>                  3,689,824
    573,100    Western Digital Corporation*<F10>                     3,570,413
                                                                  ------------
                                                                    15,591,015
                                                                  ------------

               ENGINEERING & CONSTRUCTION -- 2.23%
     85,100    EMCOR Group, Inc.*<F10>                               4,935,800
                                                                  ------------

               ENTERTAINMENT & LEISURE -- 8.09%
    139,200    Alliance Gaming Corporation*<F10>                     4,249,776
    119,100    Argosy Gaming Company*<F10>                           4,369,779
     91,900    GTECH Holdings Corporation*<F10>                      4,480,125
    138,100    Penn National Gaming, Inc.*<F10>                      4,836,262
                                                                  ------------
                                                                    17,935,942
                                                                  ------------

               FOOD, BEVERAGE & TOBACCO -- 5.96%
     59,700    Dean Foods Company*<F10>+<F11>                        4,520,484
    172,600    Smithfield Foods, Inc.*<F10>                          4,504,860
     91,900    Whole Foods Market, Inc.*<F10>+<F11>                  4,198,911
                                                                  ------------
                                                                    13,224,255
                                                                  ------------

               GARDENING -- 2.25%
    108,300    Tractor Supply Company*<F10>                          4,981,800
                                                                  ------------

               HEALTHCARE SERVICES -- 3.55%
    177,000    DaVita, Inc.*<F10>                                    4,478,100
    216,600    Dynacare Inc.*<F10>                                   3,404,952
                                                                  ------------
                                                                     7,883,052
                                                                  ------------

               HOUSING -- 11.50%
    123,600    D.R. Horton, Inc.+<F11>                               4,659,720
    190,500    Hovnanian Enterprises, Inc.*<F10>                     5,065,395
     20,100    NVR, Inc.*<F10>+<F11>                                 6,341,550
     55,400    The Ryland Group, Inc.+<F11>                          4,997,080
    105,500    Winnebago Industries, Inc.                            4,429,945
                                                                  ------------
                                                                    25,493,690
                                                                  ------------

               HOME FURNISHINGS -- 1.99%
     70,000    American Woodmark Corporation                         4,415,390
                                                                  ------------

               INSURANCE -- 6.09%
    243,400    Ohio Casualty Corporation*<F10>                       4,609,996
     27,500    The Progressive Corporation+<F11>                     4,582,050
     75,200    W.R. Berkley Corporation                              4,322,496
                                                                  ------------
                                                                    13,514,542
                                                                  ------------

               INTERNET -- 1.39%
    226,200    1-800-FLOWERS.COM, Inc.*<F10>                         3,080,844
                                                                  ------------

               LODGING -- 1.83%
    147,700    Ameristar Casinos, Inc.*<F10>+<F11>                   4,058,796
                                                                  ------------

               PAPER & FOREST PRODUCT -- 6.23%
     78,400    Bemis Company, Inc.                                   4,261,040
    216,600    Pactiv Corporation*<F10>                              4,336,332
    156,300    Silgan Holdings Inc.*<F10>                            5,225,109
                                                                  ------------
                                                                    13,822,481
                                                                  ------------

               PHARMACEUTICALS -- 3.48%
     71,000    D & K Healthcare Resources, Inc.                      4,261,420
    209,100    MIM Corporation*<F10>+<F11>                           3,450,150
                                                                  ------------
                                                                     7,711,570
                                                                  ------------

               RESTAURANTS -- 5.78%
    105,700    Darden Restaurants, Inc.                              4,290,363
    169,300    Ryan's Family Steak Houses, Inc.*<F10>                4,063,200
     75,800    Tricon Global Restaurants, Inc.*<F10>                 4,455,524
                                                                  ------------
                                                                    12,809,087
                                                                  ------------

               RETAIL -- 19.14%
    312,300    AutoNation, Inc.*<F10>                                4,347,216
     53,200    Best Buy Co.,  Inc.*<F10>+<F11>                       4,213,440
    184,700    Circuit City Stores, Inc. - CarMax Group*<F10>        4,776,342
    137,450    Fred's, Inc.                                          4,948,200
     77,900    Lands' End, Inc.                                      3,495,373
    123,600    Michaels Stores, Inc.*<F10>                           4,672,080
    151,600    Regis Corporation                                     4,256,928
    197,750    REX Stores Corporation*<F10>                          3,599,050
    117,200    Ross Stores, Inc.+<F11>                               4,433,676
    157,900    Urban Outfitters, Inc.*<F10>                          3,686,965
                                                                  ------------
                                                                    42,429,270
                                                                  ------------

               SOFTWARE -- 1.70%
    204,200    Inter-Tel, Incorporated                               3,771,574
                                                                  ------------

               TEXTILE AND APPAREL -- 1.92%
     70,700    Mohawk Industries, Inc.*<F10>+<F11>                   4,248,363
                                                                  ------------
               TOTAL COMMON STOCKS (Cost $196,300,212)             216,447,890
                                                                  ------------

 PRINCIPAL
  AMOUNT
 ---------
               VARIABLE RATE DEMAND NOTES -- 2.14%
 $3,091,846    American Family Financial Services, Inc., 1.5027%     3,091,846
  1,459,945    Wisconsin Corporate Central Credit Union, 1.5788%     1,459,945
    192,507    Wisconsin Electric Power Company, 1.5026%               192,507
                                                                  ------------
               TOTAL VARIABLE RATE DEMAND NOTES (Cost $4,744,298)    4,744,298
                                                                  ------------
               TOTAL INVESTMENTS -- 99.76% (Cost $201,044,510)     221,192,188
                                                                  ------------
               Other Assets less Liabilities -- 0.24%                  524,188
                                                                  ------------
               NET ASSETS -- 100%                                 $221,716,376
                                                                  ------------
                                                                  ------------

*<F10>  Non-income producing security
+<F11>  Securities in whole or in part on loan.
#<F12> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2002.

                     See notes to the financial statements.

HENNESSY CORNERSTONE VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2002 (UNAUDITED)

  NUMBER
OF SHARES                                                             VALUE
---------                                                             -----
            COMMON STOCKS -- 96.71%

            AUTO & TRUCK -- 3.86%
    9,100   DaimlerChrysler AG+<F14>                               $   409,773
   24,270   Ford Motor Company                                         400,213
                                                                   -----------
                                                                       809,986
                                                                   -----------

            COMMERCIAL BANKS (NON-US) -- 6.32%
   24,396   ABN AMRO Holding NV                                        462,548
    4,900   National Australia Bank Limited+<F14>                      447,860
   10,000   Westpac Banking Corporation Limited                        417,000
                                                                   -----------
                                                                     1,327,408
                                                                   -----------

            INVESTMENT BANKER/BROKER -- 1.85%
   10,900   J.P. Morgan Chase & Co.                                    388,585
                                                                   -----------

            MONEY CENTER BANKS -- 3.68%
    6,700   HSBC Holdings plc                                          390,476
    9,200   Lloyds TSB Group plc                                       381,800
                                                                   -----------
                                                                       772,276
                                                                   -----------

            SUPER-REGIONAL BANKS-US -- 12.59%
    6,500   Bank of America Corporation                                442,130
   10,500   Bank One Corporation                                       438,690
   11,300   FleetBoston Financial Corporation                          395,500
   14,000   National City Corporation                                  430,640
   12,900   Wachovia Corporation                                       478,332
    9,300   Wells Fargo & Company                                      459,420
                                                                   -----------
                                                                     2,644,712
                                                                   -----------

            FOOD, BEVERAGE & TOBACCO -- 8.45%
   24,100   British American Tobacco plc                               461,274
    9,000   Diageo plc                                                 472,230
    8,700   Philip Morris Companies Inc.                               458,229
   18,500   Sara Lee Corporation                                       384,060
                                                                   -----------
                                                                     1,775,793
                                                                   -----------

            CHEMICALS -- 3.86%
   11,500   The Dow Chemical Company                                   376,280
    9,200   E.I. du Pont de Nemours and Company                        433,780
                                                                   -----------
                                                                       810,060
                                                                   -----------

            COSMETIC & SOAP -- 4.15%
   12,100   The Gillette Company                                       411,521
    5,100   The Procter & Gamble Company                               459,459
                                                                   -----------
                                                                       870,980
                                                                   -----------

            INSURANCE -- 7.94%
   15,000   Aegon NV                                                   366,600
   12,400   The Allstate Corporation                                   468,348
   18,300   Axa                                                        410,835
   15,700   ING Groep NV                                               422,487
                                                                   -----------
                                                                     1,668,270
                                                                   -----------

            COMMUNICATIONS & MEDIA -- 1.44%
    6,400   Reuters Group plc+<F14>                                    302,016
                                                                   -----------

            METAL & MANUFACTURING -- 2.01%
   25,600   Anglo American plc+<F14>                                   421,632
                                                                   -----------

            DIVERSIFIED -- 2.17%
   11,900   Honeywell International Inc.                               455,413
                                                                   -----------

            OIL & GAS -- 16.39%
    8,800   BP plc                                                     467,280
    4,500   ChevronTexaco Corporation                                  406,215
   14,300   Conoco Inc.                                                417,274
    6,500   ENI SPA+<F14>                                              468,325
   10,200   Exxon Mobil Corporation                                    447,066
   27,600   Repsol YPF, SA                                             350,520
    8,300   Royal Dutch Petroleum Company                              450,856
    9,800   Shell Transport & Trading Company Company plc              433,944
                                                                   -----------
                                                                     3,441,480
                                                                   -----------

            DRUGS -- 5.15%
    7,900   Bristol-Myers Squibb Company                               319,871
    6,900   Merck & Co., Inc.                                          397,302
   11,700   Schering-Plough Corporation                                366,210
                                                                   -----------
                                                                     1,083,383
                                                                   -----------

            SAVINGS & LOANS -- 1.99%
   12,600   Washington Mutual, Inc.                                    417,438
                                                                   -----------

            TELECOM EQUIPMENT -- 2.93%
   21,300   Alcatel SA                                                 301,821
   17,800   BCE Inc.                                                   313,636
                                                                   -----------
                                                                       615,457
                                                                   -----------

            TELEPHONE -- 11.93%
   10,100   BellSouth Corporation                                      372,286
   27,200   Cable & Wireless plc                                       267,648
   22,800   Deutsche Telekom AG                                        341,544
   10,100   SBC Communications Inc.                                    378,144
   20,300   Sprint Corporation                                         310,387
   12,900   Telefonica de Argentina S.A. - ADR                          10,320
   12,900   Telefonica de Argentina S.A. - ADR                          10,320
   11,000   Telefonos de Mexico SA de CV (Telmex)                      444,290
    8,100   Verizon Communications Inc.                                369,765
                                                                   -----------
                                                                     2,504,704
                                                                   -----------
            TOTAL COMMON STOCKS (Cost $19,857,348)                  20,309,593
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
            VARIABLE RATE DEMAND NOTES -- 3.09%
 $222,428   American Family Financial Services, Inc., 1.5027%          222,428
  250,817   Wisconsin Corporate Central Credit Union, 1.5788%          250,817
  176,332   Wisconsin Electric Power Company, 1.5026%                  176,332
                                                                   -----------
            TOTAL VARIABLE RATE DEMAND NOTES (Cost $649,577)           649,577
                                                                   -----------
            TOTAL INVESTMENTS -- 99.80% (Cost $20,506,925)          20,959,170
                                                                   -----------
            Other Assets less Liabilities -- 0.20%                      41,039
                                                                   -----------
            NET ASSETS -- 100%                                     $21,000,209
                                                                   -----------
                                                                   -----------

*<F13>  Non-income producing security
+<F14>  Securities in whole or in part on loan.
#<F15> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2002.

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2002 (UNAUDITED)

1).  ORGANIZATION

     The Hennessy Cornerstone Growth Fund, formerly O'Shaughnessy Cornerstone Growth Fund, and Hennessy Cornerstone Value Fund, formerly O'Shaughnessy Cornerstone Value Fund (the "Funds") are each a series of shares of The Hennessy Mutual Funds, Inc., which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Funds began operations on November 1, 1996.

2).  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

a). Security Valuation -- The Funds' investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost, which approximates market value.

b). Federal Income Taxes -- It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

c). Security Transactions, Dividends and Distributions -- Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined under the identified cost basis. Distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

d). Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

3).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Hennessy Advisors, Inc. (the"Manager") is the manager of the Funds. The Manager provides the Funds with investment management services under a Management Agreement. The Manager furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Manager is entitled to a monthly fee from each Fund at the annual rate of 0.74% based upon the average daily net assets of the Funds.

     U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the directors; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. Fees paid to U.S. Bancorp Fund Services, LLC for the six months ended March 31, 2002 were $68,401 and $14,584 for Cornerstone Growth and Cornerstone Value Funds, respectively.

     Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

4).  PURCHASES AND SALES OF SECURITIES

     For the six months ended March 31, 2002, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Cornerstone Growth Fund were $190,018,560 and $153,449,826, respectively.

     For the six months ended March 31, 2002, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Cornerstone Value Fund were $14,275,990 and $15,320,852, respectively.

5).  SECURITIES LENDING

     At March 31, 2002, the Cornerstone Growth Fund and Cornerstone Value Fund, respectively, loaned securities valued at $22,708,101 and $1,053,246 to certain brokers, dealers and other financial institutions, with the Fund's custodian acting as lending agent. For collateral, the Funds received $23,162,263 and $1,074,311, respectively, in the form of commercial paper and other short term investments. This represents an amount equal to 102% of the market value of the loaned securities, marked-to-market daily. The risks to the Funds, of lending their securities, are that the borrower may not provide additional collateral when required or return the securities when due.

6).  INCOME TAXES

     At March 31, 2002, the cost of securities for income tax purposes in the Cornerstone Growth Fund was approximately $201,044,510. Unrealized appreciation and depreciation of securities were as follows:

     Gross unrealized appreciation                         $24,620,009
     Gross unrealized depreciation                          (4,472,331)
                                                           -----------
          Net unrealized appreciation                      $20,147,678
                                                           -----------
                                                           -----------

     At March 31, 2002, the cost of securities for income tax purposes in the Cornerstone Value Fund was approximately $20,506,925. Unrealized appreciation and depreciation of securities were as follows:

     Gross unrealized appreciation                         $ 1,752,832
     Gross unrealized depreciation                          (1,300,587)
                                                           -----------
          Net unrealized appreciation                      $   452,245
                                                           -----------
                                                           -----------

     Net realized capital gains/losses differ for financial statement and tax purposes primarily due to differing tax treatment of wash sales.

     At March 31, 2002, Cornerstone Value Fund had tax basis capital losses of $2,636,706, including$142,288 which arose on the merger of Dogs of the Market Fund, which may be carried over to offset future capital gains. Such losses expire September 30, 2007 through September 30, 2009.

7).  LINE OF CREDIT

     Effective October 31, 2000, Cornerstone Growth Fund and Cornerstone Value Fund opened $2,000,000 and $500,000 lines of credit, respectively, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with its custodian bank, U.S. Bank, N.A. The credit facility requires the payment of a commitment fee equal to .10% per annum on the daily unused portion of the credit facility, payable monthly. During the six months ended March 31, 2002, Cornerstone Value Fund borrowed on the line of credit on six days, with average borrowing during that period of $188,936. The interest rate on the outstanding principal amount was the Bank's Prime Rate.

INVESTMENT ADVISER
     Hennessy Advisors, Inc.
     The Courtyard Square
     750 Grant Avenue, Suite 100
     Novato, CA 94945

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT & SHAREHOLDER SERVICING AGENT
     U.S. Bancorp Fund Services, LLC
     P.O. Box 701
     Milwaukee, WI 53201-0701
     (800) 261-6950

CUSTODIAN
     U.S. Bank, N.A.
     425 Walnut Street
     Cincinnati, OH  45202

DIRECTORS
     Neil J. Hennessy
     Robert T. Doyle
     J. Dennis DeSousa
     Harry F. Thomas

COUNSEL
     Foley & Lardner
     777 East Wisconsin Avenue
     Milwaukee, WI 53202-5367

INDEPENDENT AUDITORS
     KPMG LLP
     303 East Wacker Drive
     Chicago, IL  60601

DISTRIBUTOR
     Quasar Distributors, LLC
     615 East Michigan Street
     Milwaukee, WI  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.